Business Combination	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Business Combination	Business Combination
On the Closing Date, OppFi completed the Business Combination with OppFi-LLC pursuant to the Business Combination Agreement. Pursuant to ASC 805, the Business Combination was accounted for as a reverse recapitalization, where FGNA was treated as the “acquired” company and OppFi-LLC, as the accounting acquirer. OppFi-LLC was assumed to have issued equity for the net assets of FGNA, accompanied by a recapitalization. Under this method of accounting, the pre-Business Combination consolidated financial statements of the Company are the historical financial statements of OppFi-LLC. The net assets, consisting of cash, prepaid expenses, accounts payable, and warrant liability, of FGNA were stated at fair value, with no goodwill or other intangible assets recorded in accordance with GAAP and are consolidated with OppFi-LLC’s financial statements on the Closing Date.

At the Closing, (i) OppFi-LLC transferred to the Company 12,977,690 OppFi Units, which was equal to the number of shares of Class A Common Stock issued and outstanding as of immediately prior to the Closing (after giving effect to redemptions by FGNA’s public stockholders prior to the Closing and the conversion of FGNA’s Class B common stock, par value $0.0001 per share (“Class B Common Stock”)), (ii) FGNA contributed the Cash Consideration (as defined below) to OppFi-LLC in accordance with the Business Combination Agreement, which was distributed to the Members, and (iii) FGNA issued 96,987,093 shares of newly authorized Class V Voting Stock, which number of shares of Class V Voting Stock was equal to the number of Retained OppFi Units.

The aggregate value of the consideration paid to the Members in the Business Combination was approximately $806.5 million, after giving effect to the estimated purchase price adjustments as set forth in the Business Combination Agreement, consisting of: (i) cash consideration in the amount of $91.6 million (“Cash Consideration”), equal to the cash remaining in FGNA’s trust account as of immediately prior to the Closing and (ii) 96,987,093 shares of Class V Voting Stock.

Immediately after giving effect to the Business Combination, there were 12,977,690 issued and outstanding shares of Class A Common Stock (giving effect to shares redeemed in connection with the Business Combination and 3,443,750 shares of Class A Common Stock issued upon the conversion of the Class B Common Stock). Shortly after, and as a result of the Business Combination, a lender converted its OppFi Units, resulting in an additional 486,852 shares of Class A Common Stock issued and outstanding for a total of 13,464,542 shares of Class A Common Stock issued and outstanding. On the business day following the Closing, FGNA’s public units automatically separated into their component securities upon consummation of the Business Combination and, as a result, no longer trade as a separate security and were delisted from the NYSE.

In connection with the Closing, on the Closing Date, 25,500,000 Retained OppFi Units (“Earnout Units”) held by the Members, and an equal number of shares of Class V Voting Stock distributed to OFS in connection with the Business Combination, are subject to certain restrictions and potential forfeiture pending the achievement (if any) of certain earnout targets pursuant to the terms of the Business Combination Agreement. But for restrictions related to a lock-up (transfer restrictions) and forfeiture (earnout criteria), as such restrictions are more specifically set forth in the Investor Rights Agreement entered into at the Closing, by and among the Company, certain founder holders of FGNA, the Members, the Members’ Representative and/or the OppFi A&R LLCA, as applicable, the Earnout Units have all other economic and voting rights of the other units of OppFi-LLC. With respect to transfers, the Earnout Units are subject to a lock-up until the later of the end of the lock-up period applicable to other OppFi Units or until such Earnout Units are earned in accordance with the Business Combination Agreement. With respect to distributions (other than tax distributions, which in respect of such Earnout Units are treated the same as any other OppFi Unit in accordance with the OppFi A&R LLCA) in relation to the Earnout Units, such distributions (other than tax distributions) are held back until the Earnout Units are earned. If an Earnout Unit is not earned, and therefore forfeited, related distributions are distributed to the other holders of units at such time.

In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $30.6 million, consisting primarily of investment banking, legal, accounting and other professional fees. Of these costs, $21.6 million were recorded as a reduction of additional paid-in capital in the accompanying consolidated balance sheets, $0.8 million were recorded as a prepaid expense and included in other assets in the accompanying consolidated balance sheets, and $8.2 million were expensed as professional fees in the accompanying consolidated statements of operations.

As a result of the Business Combination, OppFi organized as a C corporation, owns an equity interest in OppFi-LLC in what is commonly referred to as an “Up-C” structure. OppFi-LLC is treated as a partnership for U.S. federal and state income tax purposes. Accordingly, for U.S. federal and state income tax purposes, all income, losses, and other tax attributes pass through to the members’ income tax returns, and no U.S. federal and state and local provision for income taxes has been recorded for these entities in the consolidated financial statements.

As a result of the Up-C structure, noncontrolling interests are held by the Members who retained 88.2% of the economic ownership percentage of OppFi-LLC as of the Closing. The Company classifies the noncontrolling interests as a component of stockholders’ equity in the consolidated balance sheets.

In connection with the Business Combination, OppFi entered into the TRA with the Members and the Members’ Representative. The TRA provides for payment to the Members of 90% of the U.S. federal, state and local income tax savings realized by the Company as a result of the increases in tax basis and certain other tax benefits related to the transactions contemplated under the Business Combination Agreement and the exchange of Retained OppFi Units for Class A Common Stock or cash.
The Company recorded a net deferred tax asset of $24.3 million for the difference between the book value and tax basis of the Company’s investment in OppFi-LLC at the time of the Business Combination. The Company has assessed the realizability of their deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all the deferred tax assets will be realized